FAIR VALUE MEASUREMENTS - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) property	Jun. 30, 2020 USD ($) property	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($) property	Dec. 21, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of properties impaired | property	5	10	12	34	22
Impairment of real estate assets	$ 4,377	$ 15,507	$ 16,737	$ 72,939	$ 32,975
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	1,360		907,800	302,000
Carrying value of impaired property	31,200	70,200	86,400	384,400	332,400
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	1,340		892,300	301,600
Carrying value of impaired property	35,500	$ 85,700	103,100	457,300	$ 365,400
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of CMBS	42,071		38,194			$ 38,194
Fair Value, Inputs, Level 2 | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Company's debt			2,140,000	1,600,000
Debt instrument fair value disclosure			2,140,000	1,600,000
Fair Value, Inputs, Level 2 | Fair Value | Broadly syndicated loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	407,600		359,600
Fair Value, Inputs, Level 2 | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Company's debt	2,540,000		2,150,000	1,610,000
Debt instrument fair value disclosure	2,540,000		2,150,000	$ 1,610,000
Fair Value, Inputs, Level 2 | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of CMBS	0		27,461			27,461
Level 3 | Fair Value | Broadly syndicated loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	76,200		114,100
Level 3 | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of CMBS	$ 42,071		$ 10,733			$ 10,733